SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Share price	$ 0.09	$ 0.34
Exercise price	$ 0.09
Time to maturity (years)	10 years
Risk-free interest rate	3.04%
Expected volatility	89.92%
Dividend per share	$ 0.00	$ 0.00
Forfeiture rate
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price		$ 0.10
Time to maturity (years)		5 years
Risk-free interest rate		0.79%
Expected volatility		62.10%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Exercise price		$ 3.19
Time to maturity (years)		10 years
Risk-free interest rate		1.74%
Expected volatility		112.45%